Equity Investees	6 Months Ended
Jun. 30, 2011
Equity Investees
Equity Investees

3. Equity Investees

We are accounting for our 50% ownership in Cameron Highway Oil Pipeline Company ("Cameron Highway") under the equity method of accounting.

The following table reflects summarized income statement information for Cameron Highway for only the three and six months ended June 30, 2011 as we did not acquire our 50% equity interest in Cameron Highway until November 23, 2010.

	Three Months Ended June 30, 2011	Six Months Ended June 30, 2011
Revenues	$9,835	$24,844
Operating Income	$2,783	$11,192
Net Income	$2,783	$11,202